Goodwill And Other Intangible Assets (Summary Of Company's Goodwill And Other Intangible Assets (Net)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Indefinite-Lived Intangibles, Beginning balance			$ 277	$ 314
Indefinite-Lived Intangibles, impairment			(46)	(37)
Indefinite-Lived Intangibles, Ending balance		277	232	277	314
Net Goodwill, Beginning Balance			838	1,117
Net Goodwill, Impairment	91	259	96	259	7
Net Goodwill, Tax adjustment				(19)
Net Goodwill, Alleged defective liability adjustment			36
Foreign currency			1	(1)
Net Goodwill, Ending Balance		838	787	838	1,117
Total Goodwill and Indefinite- Lived Intangibles, Beginning Balance			1,115	1,431
Total Goodwill and Indefinite- Lived Intangibles, impairment			(141)	(296)
Total Goodwill and Indefinite- Lived Intangibles, Tax adjustment				(19)
Total Goodwill and Indefinite- Lived Intangibles, alleged defective products liability adjustment			36
Total Goodwill and Indefinite- Lived Intangibles, Foreign currency			1	(1)
Total Goodwill and Indefinite- Lived Intangibles, Ending balance		1,115	1,019	1,115	1,431
Definite-Lived Intangibles (Net), Beginning Balance			434	484
Definite-Lived Intangibles (Net), impairment
Definite-Lived Intangibles (Net), Tax adjustment
Definite-Lived Intangibles (Net), Amortization expense			(49)	(48)	(49)
Definite-Lived Intangibles (Net), Foreign currency			1	(2)
Definite-Lived Intangibles (Net), Ending Balance		434	408	434	484
Property, Plant And Equipment [Member]
Goodwill [Line Items]
Net Goodwill, Property, plant and equipment adjustment			8
Property, Plant And Equipment [Member]
Goodwill [Line Items]
Net Goodwill, Property, plant and equipment adjustment			8
BERU [Member]
Goodwill [Line Items]
Indefinite-Lived Intangibles, Acquisition			1
Net Goodwill, Acquisition
Total goodwill and Indefinite lived intangibles, Acquisition			1
Definite-Lived Intangibles (Net), Beru Acquisition			22
2011 Impairment Finalization [Member]
Goodwill [Line Items]
Net Goodwill, Impairment			1
Total Goodwill and Indefinite- Lived Intangibles, impairment			(1)
Definite-Lived Intangibles (Net), impairment